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               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                     SUPPLEMENT
                          TO PROSPECTUS DATED MAY 1, 1998


                    Separate Account VA-K (Allmerica Advantage)




The management fee table under the section INVESTMENT ADVISORY SERVICES is amended to change the management fee structure for the Select Growth Fund as follows:

                          First $250 Million...........0.85%
                          Next $250 Million............0.80%
                          Next $250 Million............0.70%
                          Over $750 Million............0.70%





Dated:   June 1, 1998